UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,140,920
Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,670,048
Series C, 5.00%, 1/01/21	2,500	2,867,225

		6,537,273
Arizona — 3.3%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	470	492,165
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,502,228
5.00%, 7/01/21	5,585	6,287,984
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,621,740
5.25%, 12/01/20	1,000	1,146,140

		11,050,257
California — 10.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	962,971
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,010,200
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (b)	6,865	5,696,371
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 0.94%, 5/01/17 (c)	4,000	3,998,880
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	594,572
5.00%, 1/01/20	550	625,625
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,222,013

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	$1,000	$1,245,450
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,591,000

		33,947,082
Colorado — 1.7%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	135,179
4.00%, 8/15/20	150	165,066
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	596,531
4.00%, 12/01/20	580	633,905
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (b)	4,500	4,032,405

		5,563,086
Florida — 3.5%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/18 (d)	5,160	5,646,278
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (d)	1,250	1,360,163
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,592,456
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	577,780
Pine Island Community Development District, RB, 5.30%, 11/01/10 (e)(f)	250	140,173

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (e)(f)	$2,980	$2,085,106

		11,401,956
Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,991,181
Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	250	285,578
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,357,028

		1,642,606
Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,399,644
5.00%, 11/15/20	1,440	1,617,998

		3,017,642
Illinois — 11.4%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/20	1,000	1,125,080
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,068,930
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,176,430
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (b)	13,455	11,470,388
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,514,200
State of Illinois, GO, 5.00%, 7/01/20	4,055	4,452,106
State of Illinois, RB, Series B:
5.00%, 6/15/19 (d)	515	577,248
5.00%, 6/15/20	1,485	1,656,384

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 2/15/20 (g)	$4,145	$4,572,225

		37,612,991
Indiana — 3.5%
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	2,465	2,507,718
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	704,418
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17 (h)	7,000	7,141,190
Northern Indiana Commuter Transportation District, RB:
5.00%, 1/01/20	370	419,532
5.00%, 7/01/20	620	713,341

		11,486,199
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	4,925	5,115,795
Kansas — 2.2%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (b)	5,340	4,524,956
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,870,025

		7,394,981
Kentucky — 1.5%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,301,776
5.00%, 12/01/20	1,430	1,646,273
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (b):
0.00%, 7/01/19	255	236,459

2	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (b) (continued):
0.00%, 7/01/20	$1,000	$900,320

		5,084,828
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	461,864
Maryland — 1.8%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 6/15/19	250	275,857
5.00%, 6/15/20	275	310,445
County of Anne Arundel Maryland Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	285	308,701
5.00%, 7/01/20	500	570,720
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,155	1,269,726
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 6/01/20	640	712,166
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,586,581
University of Maryland, Medical System, 5.00%, 7/01/19	670	745,958

		5,780,154
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,109,950
Michigan — 5.6%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,567,545

Municipal Bonds	Par (000)	Value
Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	$1,335	$1,438,369
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,096,320
Michigan Finance Authority, Refunding RB, AMT:
5.00%, 11/01/19	1,940	2,139,025
5.00%, 11/01/20	1,800	2,020,734
Saginaw Valley State University, Refunding RB, Series A, 5.00%, 7/01/20	1,000	1,148,060
State of Michigan, Refunding RB, 5.00%, 3/15/20 (g)	3,350	3,828,882
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	378,635
Series 2-A, 4.00%, 10/15/20	1,205	1,349,202
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,135,840
5.00%, 11/01/21	2,000	2,264,640

		18,367,252
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, (AGM), 5.00%, 3/01/20	1,035	1,167,428
Missouri — 1.3%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,459,960
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Centre, Series B, 3.85%, 8/15/20	400	401,260
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	579,915

		4,441,135
Multi-State — 1.7%
Centerline Equity Issuer Trust (a)(i):
Series A-4-2, 6.00%, 5/15/19	2,500	2,788,775

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Multi-State (continued)
Centerline Equity Issuer Trust (a)(i) (continued):
Series B-3-2, 6.30%, 5/15/19	$2,500	$2,808,900

		5,597,675
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,945,725
Nevada — 2.5%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	560,225
5.00%, 7/01/20	1,000	1,153,050
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,064,650
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,280	1,389,030

		8,166,955
New Jersey — 9.1%
County of Atlantic New Jersey, GO, Refunding, 3.00%, 10/01/20	2,740	2,934,869
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,750,575
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,300	1,383,421
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 7/01/20	250	283,820
New Jersey EDA, Refunding RB:
(AGC), 5.25%, 12/15/20	3,150	3,580,699
Cigarette Tax, 5.00%, 6/15/20	2,500	2,765,175
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,210,880
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,177,586
Seton Hall University, Series D, 5.00%, 7/01/20	650	741,670

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (h)	$2,500	$2,819,100
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/17 (d)	2,110	2,196,848
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	2,565	2,840,455
5.00%, 12/01/20	2,900	3,263,805
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/20	2,000	2,203,060

		30,151,963
New York — 6.2%
Build NYC Resource Corp., Refunding RB, AMT, 3.75%, 1/01/20 (a)	720	755,057
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 6/01/19	400	441,396
5.00%, 6/01/20	450	507,492
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (c):
7.63%, 8/01/25	3,885	3,924,782
7.75%, 8/01/31	5,000	5,051,250
New York State Energy Research & Development Authority, Refunding RB, 2.00%, 2/01/29 (c)	3,000	3,084,510
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	999,127
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/20	3,500	3,858,785

4	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	$1,525	$1,742,511

		20,364,910
North Carolina — 2.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/19 (d)	1,400	1,546,832
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,702,050

		7,248,882
Ohio — 2.6%
Ohio State Water Development Authority, Refunding RB, Series B, 4.00%, 12/01/33 (c)	5,300	5,399,322
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 6/30/19	945	1,045,425
5.00%, 12/31/19	830	931,194
5.00%, 6/30/20	1,000	1,131,930

		8,507,871
Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,255,760
Pennsylvania — 8.9%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services:
4.00%, 12/01/19	840	882,580
4.00%, 12/01/20	870	913,439
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (c)	3,405	3,419,471
Cumberland County Municipal Authority, Refunding RB, 4.00%, 1/01/20	1,000	1,090,780
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,391,364
Montgomery County IDA, Refunding RB, Series A, 5.00%, 1/15/20	1,400	1,551,536

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/20	$3,830	$4,379,911
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,376,644
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,232,197
4.00%, 10/01/20	1,210	1,293,345
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,800,981
University Properties, Inc., 4.00%, 7/01/19 (g)	230	246,006
University Properties, Inc., 4.00%, 7/01/20 (g)	450	488,160
Widener University, 5.00%, 7/15/20	600	682,260
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	473,736
2.55%, 4/01/20	850	881,297
2.65%, 10/01/20	865	902,748
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,725,195
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (d)	1,000	1,121,150
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,136,111
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	410,179
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	381,280
4.00%, 7/01/20	465	498,819

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Westmoreland County Municipal Authority, Refunding RB, (BAM), 3.00%, 8/15/20 (g)	$110	$117,611

		29,396,800
Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 5/15/20 (g)	1,500	1,699,365
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,346,689

		6,046,054
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,295,280
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	240	261,125
5.00%, 10/01/20	325	371,254

		632,379
Texas — 15.5%
Central Texas Regional Mobility Authority, Refunding RB:
5.75%, 1/01/19 (h)	605	677,473
5.00%, 1/01/20	620	701,660
Senior Lien, 5.75%, 1/01/19	195	217,708
Senior Lien, 5.75%, 1/01/20	1,140	1,320,473
Central Texas Turnpike System, RB, CAB (AMBAC) (b):
0.00%, 8/15/21 (h)	1,825	1,722,672
0.00%, 8/15/24 (h)	1,295	1,143,640
Series A, 0.00%, 8/15/21	6,165	5,704,536
Series A, 0.00%, 8/15/24	7,155	5,982,439
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 8/15/42 (c)	1,000	1,140,940
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,790,050
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	287,223

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding RB (continued):
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 7/01/20	$5,000	$5,431,750
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,207,981
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,760,100
New Hope Cultural Education Facilities Corp., RB:
4.00%, 4/01/20	585	632,689
4.00%, 4/01/20	180	193,343
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/19	345	365,172
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/20	415	445,764
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,102,720
5.38%, 1/01/21	5,000	5,523,450
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,727,300

		51,079,083
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,346,760
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,728,945
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/19	425	461,134
5.00%, 7/01/20	335	370,855

		4,907,694
Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	3,081,120

6	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	$250	$291,400
5.00%, 10/01/42 (c)	4,000	4,745,600

		8,118,120
Wisconsin — 0.9%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,125,220
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,689,286
ThedaCare, Inc., 5.00%, 12/15/20	250	291,587

		3,106,093
Total Municipal Bonds — 112.4%		371,135,824

Municipal Bonds Transferred to Tender Option Bond Trusts (j) — 1.6%
Illinois — 1.6%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,395,250

		Value
Total Long-Term Investments (Cost — $351,618,102) — 114.0%		$376,531,074

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.26% (k)(l)	2,153,181	2,153,181

Total Short-Term Securities (Cost — $2,153,181) — 0.7%		2,153,181
Total Investments (Cost — $353,771,283*) — 114.7%		378,684,255
Liabilities in Excess of Other Assets — (3.1)%		(10,110,800)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%		(3,755,957)
AMPS Shares, at Liquidation Value — (10.5)%		(34,575,000)

Net Assets Applicable to Common Shares — 100.0%		$330,242,498

* As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$349,828,363

Gross unrealized appreciation		$25,937,606
Gross unrealized depreciation		(831,714)

Net unrealized appreciation		$25,105,892

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Variable rate security. Rate as of period end.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	When-issued security.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(i)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(k)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	5,473,974	(3,320,793)	$2,153,181	$2,153,181	$1,437

(l)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments , refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$376,531,074	—	$376,531,074
Short-Term Securities	$2,153,181	—	—	2,153,181

Total	$2,153,181	$376,531,074	—	$378,684,255

[1] See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(868,103)	—	$(868,103)
TOB Trust Certificates	—	(3,750,000)	—	(3,750,000)
VRDP Shares at Liquidation Value	—	(34,575,000)	—	(34,575,000)

Total	—	$(39,193,103)	—	$(39,193,103)

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date:	September 21, 2016